INCOME TAXES - Tax loss carry-forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
INCOME TAXES
Tax loss carry-forward	$ 78,435
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Income before provision for income taxes and (loss)/gain from equity method investments	$ 357	$ 24,058	$ 40,155
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 89	$ 6,015	$ 10,039
Change in valuation allowance	1,500	(726)	217
Expenses not deductible for tax purposes	3,162	1,565	593
Effect of income tax rate difference for entities under individual income tax rate of 35%	295	714	401
Loss utilized for entities under individual income tax rate of 35%			(315)
Effect of income tax rate differences in other jurisdictions	2,072	968	2,429
Tax holidays and preferential tax rates	(3,764)	(2,698)	(84)
Income tax expenses	$ 3,354	$ 5,838	$ 13,280
Individual income tax rate (as a percent)	35.00%	35.00%	35.00%